Current Lease Renewals under Master Lease Agreement (Details) - 12 months ended Dec. 31, 2014	Facility Bundles
Operating Leased Assets [Line Items]
Nursing centers, expiry date	Apr. 30, 2015
Transitional Care Hospitals
Operating Leased Assets [Line Items]
Facility renewals	22
Nursing Centers
Operating Leased Assets [Line Items]
Facility renewals	86
Group One Facilities | Master Leases One Two Four
Operating Leased Assets [Line Items]
Nursing centers, expiry date	Apr. 30, 2018
Renewal bundles | Bundles	3
Group One Facilities | Master Leases One Two Four | Transitional Care Hospitals
Operating Leased Assets [Line Items]
Facility renewals	6
Group One Facilities | Nursing Centers | Master Leases One Two Four
Operating Leased Assets [Line Items]
Facility renewals	11
Group Two Facilities | Master Leases One Two
Operating Leased Assets [Line Items]
Nursing centers, expiry date	Apr. 30, 2020
Renewal bundles | Bundles	2
Group Two Facilities | Master Leases One Two | Transitional Care Hospitals
Operating Leased Assets [Line Items]
Facility renewals	3
Group Two Facilities | Nursing Centers | Master Leases One Two
Operating Leased Assets [Line Items]
Facility renewals	14
Group Three Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Nursing centers, expiry date	Apr. 30, 2023
Renewal bundles | Bundles	1
Group Three Facilities | Master Leases Five | Transitional Care Hospitals
Operating Leased Assets [Line Items]
Facility renewals	10
Group Four Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Nursing centers, expiry date	Apr. 30, 2025
Renewal bundles | Bundles	2
Group Four Facilities | Master Leases Five | Transitional Care Hospitals
Operating Leased Assets [Line Items]
Facility renewals	19
Group Four Facilities | Nursing Centers | Master Leases Five
Operating Leased Assets [Line Items]
Facility renewals	11
Minimum | Group One Facilities | Master Leases One Two Four
Operating Leased Assets [Line Items]
Renewal date	Oct. 31, 2016
Minimum | Group Two Facilities | Master Leases One Two
Operating Leased Assets [Line Items]
Renewal date	Oct. 31, 2018
Minimum | Group Three Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	Oct. 31, 2021
Minimum | Group Four Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	Oct. 31, 2023
Maximum | Group One Facilities | Master Leases One Two Four
Operating Leased Assets [Line Items]
Renewal date	Apr. 29, 2017
Maximum | Group Two Facilities | Master Leases One Two
Operating Leased Assets [Line Items]
Renewal date	Apr. 29, 2019
Maximum | Group Three Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	Apr. 29, 2022
Maximum | Group Four Facilities | Master Leases Five
Operating Leased Assets [Line Items]
Renewal date	Apr. 29, 2024